CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Cash Flows [Abstract]
Net cash (used in) operating activities	$ (24,472)	$ (70,542)
Cash flow from investing activities:
Purchase of property, equipment and leasehold improvements	(1,715)	(4,897)
Net cash (used in) investing activities	(1,715)	(4,897)
Cash flow from financing activities:
Proceeds from borrowings and note financing payable	291,471	103,645
Repayments of borrowings and note financing payable	(169,469)	(57,017)
Proceeds from affiliates	40,348	9,937
Repayment to affiliates	(55,751)	(33,700)
Increase in accounts payable, related parties	104,425	346,636
Repayment to accounts payable, related parties	(167,239)	(281,595)
Net cash provided by financing activities	43,785	87,906
Net cash provided by operating, financing and investing activities	17,598	12,467
Effect of foreign currency translation on cash and cash equivalents	81	(687)
Net increase in cash and cash equivalents	17,679	11,780
Cash and cash equivalents, beginning of the period	26,027	31,370
Cash and cash equivalents, end of the period	43,706	43,150
Supplemental disclosure of cash flow information:
Interest paid	11,751	7,695
Income taxes paid	$ 3,755	$ 5,044